SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Supplementary Financial Statement Information [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION
NOTE 3  - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:

Statement of operations:

a.	Research and development expenses:
	Six months ended June 30		Three months ended June 30
	2025	2024	2025	2024
Payroll and related expenses	$854	$476	$485	$216
Share-based compensation expenses	-	38	-	19
Subcontractors and consultants	598	1,128	442	497
Rent and maintenance	95	49	55	18
Other	61	36	36	16
	$1,608	$1,727	$1,018	$766

b.	General and administrative expenses:

Payroll and related expenses	$739	$280	$407	$151
Share-based compensation expenses	58	26	37	13
Professional services	1,111	448	586	369
Depreciation	7	15	3	7
Rent and maintenance	85	72	55	46
Patent registration	51	25	47	16
Travel expenses	91	16	37	7
Other	184	26	94	10
	2,326	$908	$1,266	$619

c.	Financial expense, net:

Change in fair value of financial liabilities measured at fair value	$277	$145	$198	$64
Interest income, net	(34)	(25)	(43)	(6)
Foreign currency exchange loss, net	55	148	61	42
Other	3	2	-	2
Total financial expense (income), net	$301	$270	$216	$102

NOTE 6  - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:

Statement of operations:

a.	Research and development expenses:

	Year ended December 31,
	2024	2023
Payroll and related expenses	$1,231	$895
Share-based compensation expenses	2,424	78
Subcontractors and consultants	1,890	2,467
Materials	3	13
Rent and maintenance	205	160
Travel expenses	13	37
Other	49	58
	$5,815	$3,708

b.	General and administrative expenses:

Payroll and related expenses	$1,154	$304
Share-based compensation expenses	3,438	52
Professional services	1,632	386
Depreciation	25	45
Rent and maintenance	89	86
Patent registration	43	22
Travel expenses	106	31
Other	269	47
	$6,756	$973

c.	Financial expense, net:

Change in fair value of financial liabilities measured at fair value (including ELOC)	$(1,150)	$86
Issuance costs	52	3
Loss upon entering Transactions	4,783	-
Interest income, net	(1)	(153)
Foreign currency exchange loss, net	247	453
Other	7	6
Total financial expense, net	$3,938	$395